Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Related Party Transactions

RELATED PARTY TRANSACTIONS

The Company’s transactions with related parties were carried out on normal commercial terms and in the course of the Company’s business.

Other than those disclosed elsewhere in the financial statements, the related party transactions are as follows:

The Company paid consulting charges in cash to its stockholders amounting to $60,000 and $151,302 for the three and nine months ended September 30, 2016 (2015:  $35,716 and $166,677), respectively.

RELATED PARTY TRANSACTIONS

The Company’s transactions with related parties were carried out on normal commercial terms and in the course of the Company’s business.

Other than those disclosed elsewhere in the financial statements, the related party transactions are as follows:

General and administrative expenses for the years ended December 31, 2015 and 2014  include consulting charges of $0, and $66,179, respectively in connection with issuance of shares/warrants to certain stockholders of the Company for their consulting services as explained in Note 9.

In addition, the Company paid consulting charges in cash to its stockholders amounting to $249,145 and $198,611 for the years ended December 31, 2015 and 2014, respectively.